SCHEDULE OF ANTI-DILUTIVE SHARES OF COMMON STOCK EQUIVALENTS (Details) - shares	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,546,766,258	591,632,194	2,044,574,170	501,242,959
Convertible Series F Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,340,264,933	586,412,155	924,161,175	497,229,655
Convertible Series C Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			22,830,847	1,718,308
Convertible And Exchangeable Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			1,095,380,027
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,202,121	2,261,775	2,202,121	2,294,996
Convertible Exchangeable Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,173,350,733
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	30,948,471	2,958,264